SHARE CAPITAL - Warrants (Details) - Warrants - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Warrants
Average remaining life of Warrants	4 months 24 days	1 year 4 months 24 days
Aggregate intrinsic value of warrants	$ 0	$ 0
Warrants, exercise price	$ 9.07
Number of warrants outstanding
Balance at the beginning	2,874	2,874
(no activity)	0	0
Balance at the end	2,874	2,874
Weighted Average Fair Value
Balance at the beginning	$ 1,786	$ 1,786
(no activity)	0	0
Balance at the end	$ 1,786	$ 1,786